KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF (the “Fund”)

Supplement dated October 24, 2017 to the currently effective Summary Prospectus and

Statutory Prospectus, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about December 26, 2017, the Fund’s underlying index will change from the MSCI China A International Index to the MSCI China A Inclusion Index. Accordingly, the following changes will apply to the Prospectuses as of or about December 26, 2017:

•	In the Fund Summary section of the Prospectuses, the disclosure included under the “Investment Objective” heading is deleted in its entirety and replaced with the following:

The KraneShares Bosera MSCI China A Share ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China A Inclusion Index (the “Underlying Index”).

•	In the Fund Summary section of the Prospectuses, the first and sixth paragraphs under the “Principal Investment Strategies of the Fund” heading are deleted in their entirety and replaced with the following, respectively:

In order to seek to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Underlying Index, under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Underlying Index, depositary receipts representing such securities and securities underlying depositary receipts in the Underlying Index. The Underlying Index reflects the Chinese renminbi (“RMB”)-denominated equity securities listed on the Shenzhen or Shanghai Stock Exchanges (“A Shares”) to be included in the MSCI Emerging Markets Index assuming that index’s methodology permitted the inclusion of A Shares. The A Shares to be included in the MSCI Emerging Markets Index and, therefore, are included in the Underlying Index, are weighted according to each component’s free-float adjusted market capitalization, which is calculated based the component’s market free-float market capitalization multiplied by its Foreign Inclusion Factor (“FIF”). The FIF of a security is defined as the proportion of shares outstanding that is available for investment in the public equity markets by foreign investors. The MSCI Emerging Markets Index is designed to measure the equity market performance of large and mid-cap issuers in the global emerging markets. As of October 23, 2017, the Underlying Index included approximately 230 securities of companies with a market capitalization range of approximately $687 million to $32.54 billion and an average market capitalization of approximately $8.54 billion.

To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of October 23, 2017, issuers in the financial sector (34.92%), industrials sector (14.68%) and consumer discretionary sector (9.84%) represented significant portions of the Underlying Index. The Underlying Index is provided by MSCI, Inc., a U.S. (Delaware) corporation.

•	In the Statutory Prospectus, the “Additional Information About the Fund - Additional Investment Objective, Principal Strategies, Underlying Index and Principal Risks Information - Investment Objective” section is deleted in its entirety and replaced with the following:

The KraneShares Bosera MSCI China A Share ETF (“Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China A Inclusion Index (the “Underlying Index”). The Fund’s investment objective is non-fundamental. As a result, it may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

•	In the Statutory Prospectus, the third paragraph under the “Additional Information About the Fund - Additional Investment Objective, Principal Investment Strategies, Underlying Index, and Principal Risks Information - Principal Investment Strategies” heading is deleted in its entirety and replaced with the following:

In order to seek to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Underlying Index, under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Underlying Index, depositary receipts representing such securities and securities underlying depositary receipts in the Underlying Index. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Krane and Bosera seek for the Fund to have an annual tracking error relative to the performance of its Underlying Index of less than five percent.

•	In the Statutory Prospectus, the second and third paragraphs under the “Additional Information About the Fund - Additional Investment Objective, Principal Strategies, Underlying Index and Principal Risks Information - Underlying Index” heading is deleted in its entirety and replaced with the following, respectively:

The Underlying Index reflects the Chinese renminbi (“RMB”)-denominated equity securities listed on the Shenzhen or Shanghai Stock Exchanges (“A Shares”) to be included in the MSCI Emerging Markets Index assuming that index’s methodology permitted the inclusion of A Shares. The A Shares included in the MSCI Emerging Markets Index and, therefore, the Underlying Index, are weighted according to each component’s free-float adjusted market capitalization, which is calculated based the component’s market free-float market capitalization multiplied by its Foreign Inclusion Factor (“FIF”). The FIF of a security is defined as the proportion of shares outstanding that is available for investment in the public equity markets by foreign investors. The MSCI Emerging Markets Index is designed to measure the equity market performance of global emerging markets and, as of October 23, 2017, consisted of securities from the following 24 emerging market countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The MSCI Emerging Markets Index covers approximately 85% of the free float-adjusted market capitalization in each country included in the index.

As of October 23, 2017, the Underlying Index included approximately 230 securities of companies with a market capitalization range of approximately $687 million to $32.54 billion and an average market capitalization of approximately $8.54 billion. As of October 23, 2017, issuers in the financial sector (34.92%), industrials sector (14.68%) and consumer discretionary sector (9.82%) represented significant portions of the Underlying Index. The Underlying Index was created on October 23, 2017 with a base value of October 23, 2017 and launched on October 23, 2017. Additional information about the Underlying Index is available on the Index Provider’s website.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF (the “Fund”)

Supplement dated October 24, 2017 to the currently effective Statement of Additional Information, as supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information listed above and should be read in conjunction with the Statement of Additional Information.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about December 26, 2017, the Fund’s underlying index will change from the MSCI China A International Index to the MSCI China A Inclusion Index. Accordingly, the following changes will apply to the Prospectuses as of or about December 26, 2017:

•	The fourth paragraph under the “Investment Policies, Techniques and Risk Factors - General” heading is deleted in its entirety and replaced with the following:

The Fund’s current benchmark is the MSCI China A Inclusion Index (the “Underlying Index”). The Fund seeks to achieve its investment objective by employing a representative sampling strategy, which means that the Fund will typically invest in a representative sample of securities that collectively have an investment profile similar to the Underlying Index. Additional information about the Underlying Index is included in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.